Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
9. Fair Value Measurements
Fair Value
Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair Value Hierarchy
Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of December 31, 2024 and March 31, 2024:

	December 31, 2024			March 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:	(Amounts in millions)
Forward exchange contracts (see Note 18)	$—	$1.9	$1.9	$—	$—	$—
Interest rate swaps (see Note 18)	—	0.7	0.7	—	35.6	35.6

Liabilities:
Forward exchange contracts (see Note 18)	—	—	—	—	(2.8)	(2.8)
Interest rate swaps (see Note 18)	—	—	—	—	—	—

The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at December 31, 2024 and March 31, 2024:

	December 31, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Intercompany Revolver	$134.4	$134.4	$—	$—
LGTV Revolver	386.8	390.0	569.9	575.0
LGTV Term Loan A	313.1	313.6	396.6	397.3
LGTV Term Loan B	—	—	816.9	818.1
eOne IP Credit Facility	325.8	331.5	—	—
LG IP Credit Facility	836.0	850.0	—	—
Production Loans	1,342.3	1,346.0	1,286.2	1,292.2
Production Tax Credit Facility	257.7	257.8	258.7	260.0
Backlog Facility and Other	178.6	179.0	285.4	287.3
Film Library Facility	85.7	87.5	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Company’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities, other liabilities, and borrowings under Lionsgate’s revolving credit facility prior to the Separation, if any. The carrying values of these financial instruments approximated the fair values at December 31, 2024 and March 31, 2024.

10. Fair Value Measurements
Fair Value
Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair Value Hierarchy
Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2024 and 2023:

	March 31, 2024			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 18)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 18)	—	35.6	35.6	—	41.1	41.1

Liabilities:
Forward exchange contracts (see Note 18)	—	(2.8)	(2.8)	—	(0.1)	(0.1)
The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$396.6	$397.3	$424.2	$415.4
Term Loan B	816.9	818.1	827.2	817.1
Production Loans	1,286.2	1,292.2	1,346.1	1,349.9
Production Tax Credit Facility	258.7	260.0	229.4	231.8
Backlog Facility and Other	285.4	287.3	223.7	226.0
IP Credit Facility	107.6	109.9	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Company’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities, other liabilities, and borrowings under the Revolving Credit Facility, if any. The carrying values of these financial instruments approximated the fair values at March 31, 2024 and 2023.

Starz Business of Lions Gate Entertainment Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
7
. Fair Value Measurements
Fair Value
Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair Value Hierarchy
Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

The following table sets forth the carrying values and fair values of the Starz Business’s outstanding debt and programming notes:

	December 31, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
5.5% Senior Notes	$699.1	$604.9	$696.6	$536.2
Programming Notes	75.8	75.8	—	—

(1)
The Starz Business measures the fair value of its outstanding debt using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Starz Business’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities and other liabilities. The carrying values of these financial instruments approximated the fair values at December 31, 2024 and March 31, 2024.

9. Fair Value Measurements
Fair Value
Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair Value Hierarchy
Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.
The following table sets forth the carrying values and fair values of the Starz Business’s outstanding debt and programming notes:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
5.5% Senior Notes	$696.6	$536.2	$776.0	$510.0
Programming Notes	—	—	83.6	83.6

(1)
The Starz Business measures the fair value of its outstanding debt using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Starz Business’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities and other liabilities. The carrying values of these financial instruments approximated the fair values at March 31, 2024 and 2023.